Cover Page		3 Months Ended
	Oct. 30, 2019	Sep. 30, 2019
Cover page.
Document Type	8-K
Document Period End Date	Oct. 30, 2019
Entity Registrant Name	Cimpress N.V.
Entity Incorporation, State or Country Code	P7
Entity File Number	000-51539
Entity Tax Identification Number	98-0417483
Entity Address, Address Line One	Building D,
Entity Address, Address Line Two	Xerox Technology Park
Entity Address, City or Town	Dundalk, Co. Louth
Entity Address, Country	IE
City Area Code	353
Local Phone Number	42 938 8500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Ordinary Shares, par value of €0.01
Trading Symbol	CMPR
Security Exchange Name	NASDAQ
Entity Central Index Key		0001262976
Amendment Flag		false